Schedule I — Parent Company Financial Information	12 Months Ended
Dec. 31, 2025
Schedule I — Parent Company Financial Information [Abstract]
SCHEDULE I — PARENT COMPANY FINANCIAL INFORMATION

The Company’s PRC subsidiaries are restricted in their ability to transfer a portion of their net assets to the Company. The payment of dividends by entities organized in the PRC is subject to limitations, procedures and formalities. Regulations in the PRC currently permit payment of dividends only out of accumulated profits as determined in accordance with accounting standards and regulations in the PRC. The Company’s subsidiaries are also required to set aside at least 10% of its after-tax profit based on PRC accounting standards each year to its statutory reserves account until the accumulative amount of such reserves reaches 50% of its respective registered capital. The aforementioned reserves can only be used for specific purposes and are not distributable as cash dividends.

In addition, the Company’s operations and revenues are conducted and generated in the PRC, all of the Company’s revenues being earned and currency received are denominated in RMB. RMB is subject to the foreign exchange control regulation in China, and, as a result, the Company may be unable to distribute any dividends outside of China due to PRC foreign exchange control regulations that restrict the Company’s ability to convert RMB into USD.

Regulation S-X requires the condensed financial information of registrant shall be filed when the restricted net assets of consolidated subsidiaries exceed 25 percent of consolidated net assets as of the end of the most recently completed fiscal year. For purposes of the above test, restricted net assets of consolidated subsidiaries shall mean that amount of the registrant’s proportionate share of net assets of consolidated subsidiaries (after intercompany eliminations) which as of the end of the most recent fiscal year may not be transferred to the parent company by subsidiaries in the form of loans, advances or cash dividends without the consent of a third party. The condensed parent company financial statements have been prepared in accordance with Rule 12-04, Schedule I of Regulation S-X as the restricted net assets of the Company’s PRC subsidiary exceed 25% of the consolidated net assets of the Company.

Certain information and footnote disclosures normally included in financial statements prepared in conformity with generally accepted accounting principles have been condensed or omitted. The Company’s investment in subsidiary is stated at cost plus equity in undistributed earnings of subsidiaries.

The condensed financial information has been prepared using the same accounting policies as set out in the consolidated financial statements except that the equity method has been used to account for investments in its subsidiaries. For the parent company, the Group records its investments in subsidiaries under the equity method of accounting as prescribed in ASC 323, Investments — Equity Method and Joint Ventures. Such investments are presented on the Condensed Balance Sheets as ‘‘Investments in subsidiaries’’ and the subsidiaries’ gain as ‘‘Equity in gain of subsidiaries’’ on the Condensed Statements of Comprehensive Income.

For the period from July 8, 2021 (the date of incorporation of the parent company) to December 31, 2024 there were no material contingencies, significant provisions of long-term obligations, guarantees of the parent company.

PARENT COMPANY BALANCE SHEETS

	December 31, 2025	December 31, 2024
ASSETS
Cash	$10,317	$3,235
Investment in subsidiaries, net	(15,835,680)	1,856,796
TOTAL ASSETS	$(15,825,363)	$1,860,031

LIABILITIES AND SHAREHOLDERS’ EQUITY
LIABILITIES
Due to related party	$205,431	$425,412
TOTAL LIABILITIES	205,431	425,412

EQUITY:
Share capital	60	50
Additional paid in capital	(60)	(50)
Retained earnings	(15,319,609)	2,024,968
Accumulated other comprehensive loss	(711,185)	(590,349)
TOTAL SHAREHOLDERS’ EQUITY	(16,030,794)	1,434,619
TOTAL LIABILITIES AND EQUITY	$(15,825,363)	$1,860,031

*	Shares and per share data are presented on a retroactive basis to reflect the recapitalization.

PARENT COMPANY STATEMENTS OF OPERATIONS AND COMPREHENSIVE (LOSS) INCOME

	For the Years Ended December 31,
	2025	2024	2023

G&A expenses	$(18,627,938)	$(3,589,720)	$(100)
Equity in earnings of subsidiaries	1,283,362	1,658,477	2,333,687
NET (LOSS) INCOME	(17,344,577)	(1,931,243)	2,333,587

OTHER COMPREHENSIVE INCOME (LOSS)
Foreign currency translation adjustment	(120,836)	(281,259)	(105,029)
COMPREHENSIVE (LOSS) INCOME	$(17,465,413)	$(2,212,502)	$6,189,384

PARENT COMPANY STATEMENTS OF CASH FLOWS

	For the Years Ended September 30,
	2025	2024	2023
CASH FLOWS FROM OPERATING ACTIVITIES:
Net (loss) income	$(17,344,577)	$(1,931,243)	$2,333,587
Share-based compensation	18,355,002	—	—
Equity in earnings of subsidiaries	(1,283,362)	(1,658,477)	(2,333,687)
NET CASH USED IN OPERATING ACTIVITIES	(272,937)	(3,589,720)	(100)

CASH FLOWS FROM FINANCING ACTIVITIES:
Shares issued in initial public offering	—	4,117,955	—
Payments to related party	—	—	(89)
Due from related party	—	(525,000)	—
Due to related party	(219,981)	—	—
Loans from third-party	500,000	—	—
NET CASH PROVIDED BY (USED IN) FINANCING ACTIVITIES	280,019	3,592,955	(89)
CHANGES IN CASH	7,082	3,235	(189)
CASH AT THE BEGINNING OF YEAR	3,235	—	189
CASH END OF YEAR	$10,317	$3,235	$—